Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information
Entity Registrant Name	BANCO SANTANDER CHILE
Entity Central Index Key	0001027552
Document Type	20-F
Trading symbol	BSAC
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	Yes
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	188,446,126,794
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018